Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Details of Amounts Presented in Different Currency
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to other currencies were as follows:

Balance sheet	12/31/2025	12/31/2024

Cash and cash equivalents	120,834	96,259
Financial instruments at fair value through profit or loss	214,142	102,626
Accounts receivable	40,674	171,744
Taxes recoverable	6,729	18,940
Other receivables	26,848	25,921

Current assets	409,227	415,490

Financial instruments at fair value through profit or loss	128,720	120,846
Intangible assets	16,915	–
Financial instruments at amortized cost	11,883	6,991
Other receivables	—	1,949
Investments accounted for using the equity method	61,592	55,081
Deferred taxes	14,988	10,313
Lease, property and equipment	66,802	89,130

Non - current assets	300,900	284,310
Trade payables	14,086	11,527
Leases	45,978	12,038
Accounts payable	997	6,402
Loans and obligations	35,459	7,200
Labor and social security obligations	59,167	69,235
Taxes and contributions payable	9,911	19,705

Current liabilities	165,598	126,107
Other payables	7	309
Loans and obligations	561,284	577,982
Lease	—	40,531
Labor and secutiry obligations	—	341
Related parties	4,894	—
Deferred taxes	9,884	496

Non - current liabilities	576,069	619,659

Net Equity exposed to other currencies (comprised as below)	(31,540)	(45,966)

Net Equity exposed to US Dollars	(118,585)	(260,868)

Net Equity exposed to Euros	2,194	2,096

Net Equity exposed to Pounds	1,995	15,445

Net Equity exposed to Chilean Pesos	43,522	120,484

Net Equity exposed to Uruguayan Pesos	(7,846)	1,239

Net Equity exposed to Colombian Pesos	5,161	13,352

Net Equity exposed to Argentine Pesos	(721)	12,706

Net Equity exposed to Mexican Pesos	15,677	11,366

Net Equity exposed to Peruvian Sols	27,063	38,214

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2025	12/31/2024	12/31/2023
Financial revenue	10,419	—	742
Financial expense	—	(20,807)	(775)

Net foreign exchange result, net	10,419	(20,807)	(33)

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2025	12/31/2024
Cash and cash equivalents	280,091	223,302
Financial instruments at fair value through profit or loss (i)	1,534,471	1,531,036
Financial instruments at amortized cost	6,141	6,991
Judicial deposits (ii)	43,999	—
Trade payables	(13,369)	(11,527)
Labor and social security obligations	(208,643)	(191,063)
Accounts payable	(38,107)	(38,667)
Lease liabilities	(160,184)	(119,455)
Convertible preferred shares	(513,765)	(577,982)
Commercial notes	(87,326)	(55,150)
Consideration payable	(6,029)	(10,542)
Banco Security	(10,153)	(5,647)
Other obligations	—	1,555
Provisions for contingencies (ii)	(44,446)	—
Retirement plans liabilities	(508,416)	(374,813)

Net debt	274,264	374,928

The contingent consideration and the redemption liability was not included in the net debt calculation. The contingent consideration and the redemption liability, subject to certain conditions, can be settled by shares held in treasury or shares to be issued by Vinci Compass.

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

(ii)
Judicial deposits and provisions for contingencies were included in the net debt reconciliation, as they are directly related to the same underlying legal proceedings and substantially offset each other, resulting in a immaterial net impact on reported net debt.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

Cash flow and dividends provision	(126,505)	112,315	(279,770)	29,406	(512,354)	269,443
Fair value and monetary adjustments	—	(37,998)	(9,489)	—	31,955	93,238
Addition and finance expenses accrual	—	(184,292)	—	(76,049)	—	—
Foreign exchange adjustments	—	(134,475)	—	—	43,396	—

December 31, 2024	(241,257)	(861,542)	(374,813)	(119,455)	223,302	1,531,036

Cash flow and dividends provision	(18,862)	75,779	(76,173)	27,578	47,952	(80,753)
Fair value and monetary adjustments	—	(2,951)	(57,430)		13,039	84,188
Addition and finance expenses accrual	—	(247,431)	—	(68,307)	—	—
Foreign exchange adjustments	—	69,513	—	—	(4,202)	—

December 31, 2025	(260,119)	(966,632)	(508,416)	(160,184)	280,091	1,534,471

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2025	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(13,369)	—	—	(13,369)	(13,369)
Labor and social security obligations	(199,422)	(9,221)	—	(208,643)	(208,643)
Lease liabilities	(33,307)	(68,344)	(121,243)	(222,894)	(160,184)
Accounts payable	(38,107)	—	—	(38,107)	(38,107)
Loans and obligations	(93,862)	(200,618)	(1,073,934)	(1,368,414)	(966,632)

Total	(378,067)	(278,183)	(1,195,177)	(1,851,427)	(1,403,095)

Contractual maturities of financial liabilities at December 31, 2024	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(11,527)	—	—	(11,527)	(11,527)
Labor and social security obligations	(182,071)	(6,372)	(2,620)	(191,063)	(191,063)
Lease liabilities	(33,303)	(40,669)	(60,054)	(134,025)	(119,455)
Accounts payable	(38,667)	—	—	(38,667)	(38,667)
Loans and obligations	(72,303)	(150,003)	(1,065,615)	(1,287,921)	(861,542)

Total	(337,871)	(197,044)	(1,128,289)	(1,663,203)	(1,222,254)

Summary of Maturity Analysis of Lease Liabilities

Contractual maturities of financial liabilities At 31 December 2025	Brazil	USA	Others	Total contractual cash flows	Carrying amount non - current liabilities
2027	(24,132)	(5,954)	(5,226)	(35,311)	(30,496)
2028	(24,132)	(4,867)	(4,034)	(33,032)	(25,872)
2029	(24,132)	(4,768)	(2,922)	(31,822)	(22,546)
2030	(19,489)	(4,759)	(3,063)	(27,311)	(18,250)
2031	(12,989)	(4,875)	(1,541)	(19,404)	(12,178)
2032	(12,989)	(5,036)	—	(18,024)	(10,029)
2033	(12,067)	(855)	—	(12,922)	(5,183)
2034	(11,759)	—	—	(11,759)	(2,323)

Total	(141,687)	(31,114)	(16,786)	(189,587)	(126,877)

Contractual maturities of financial liabilities At 31 December 2024	Brazil	USA	Others	Total contractual cash flows	Carrying amount non - current liabilities
2026	(11,903)	(4,307)	(5,359)	(21,569)	(20,951)
2027	(10,580)	(4,449)	(4,068)	(19,097)	(16,287)
2028	(10,580)	(4,914)	(1,995)	(17,490)	(13,789)
2029	(10,580)	(5,141)	(1,517)	(17,238)	(12,749)
2030	(6,172)	(5,311)	(1,666)	(13,148)	(10,201)
2031	—	(5,486)	(62)	(5,548)	(5,548)
2032	—	(5,667)	—	(5,667)	(5,667)
2033	—	(962)	—	(962)	(962)

Total	(49,815)	(36,238)	(14,668)	(100,721)	(86,152)

Summary of Risk factors related to its investments

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2025	12/31/2024
Current inflation	Inflation index	-100bps	3.9	3.1
Exchange traded real estate funds	Share prices	-10%	(13.3)	(12.4)
Brazilian stock prices	Share prices	-10%	(2.6)	(4.4)
Fixed-rate offshore rates	US yield curve	-100bps	(0.1)	(53.0)
Foreign exchange rate	Foreign exchange rates	10% (***)	5.1	(9.4)
Domestic base overnight rate	Domestic base overnight rate	-100bps	(5.0)	(4.2)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars